Net Loss per Common Unit (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Schedule of Anticipated Beneficial Conversion Feature impact to Capital Accounts
Based on the capital structure as of June 30, 2017, the anticipated impact to the capital accounts in connection with the amortization of the beneficial conversion feature is as follows in 2017 (in millions):

Common Units	Class B Units	Subordinated Units
$(594)	$2,004	$(1,410)

Schedule of Net Loss per Common Unit
The following table (in millions, except per unit data) provides a reconciliation of net income (loss) and the allocation of net income (loss) to the common units, the subordinated units and the general partner units for purposes of computing net loss per unit.

		Limited Partner Units
	Total	Common Units	Class B Units	Subordinated Units	General Partner Units
Three Months Ended June 30, 2017
Net income	$46
Declared distributions	25	25	—	—	—
Amortization of beneficial conversion feature of Class B units	—	(237)	796	(559)	—
Assumed allocation of undistributed net income	$21	—	—	21	—
Assumed allocation of net income (loss)		$(212)	$796	$(538)	$—

Weighted average units outstanding		57.1	145.3	135.4
Net loss per unit		$(3.71)		$(3.97)

Three Months Ended June 30, 2016
Net loss	$(100)
Declared distributions	25	25	—	—	—
Assumed allocation of undistributed net loss	$(125)	(37)	—	(86)	(2)
Assumed allocation of net loss		$(12)	$—	$(86)	$(2)

Weighted average units outstanding		57.1	145.3	135.4
Net loss per unit		$(0.21)		$(0.64)

Six Months Ended June 30, 2017
Net income	$93
Declared distributions	50	49	—	—	1
Amortization of beneficial conversion feature of Class B units	—	(306)	1,030	(724)	—
Assumed allocation of undistributed net income	$43	—	—	43	—
Assumed allocation of net income (loss)		$(257)	$1,030	$(681)	$1

Weighted average units outstanding		57.1	145.3	135.4
Net loss per unit		$(4.50)		$(5.03)

Six Months Ended June 30, 2016
Net loss	$(175)
Declared distributions	50	49	—	—	1
Assumed allocation of undistributed net loss	$(225)	(66)	—	(155)	(4)
Assumed allocation of net loss		$(17)	$—	$(155)	$(3)

Weighted average units outstanding		57.1	145.3	135.4
Net loss per unit		$(0.29)		$(1.14)